OTHER CURRENT LIABILITIES	6 Months Ended	12 Months Ended
	Jul. 02, 2011	Dec. 31, 2010
OTHER CURRENT LIABILITIES
OTHER CURRENT LIABILITIES

6.  OTHER CURRENT LIABILITIES

Other current liabilities consist of the following (in thousands):

	July 2, 2011	December 31, 2010
Accrued wages and related expenses	$29,687	$24,154
Accrued commissions	11,004	10,402
Income taxes payable	5,564	2,656
Accrued rebates	4,914	6,006
Accrued other taxes	4,797	2,322
Accrued professional expenses	4,250	3,881
Interest rate swap derivatives	3,556	6,707
Other accrued liabilities	30,068	25,581
	$93,840	$81,709

10.                               OTHER CURRENT LIABILITIES

Other current liabilities consist of the following (in thousands):

	December 31, 2010	December 31, 2009
Wages and related expenses	$23,723	$20,668
Commissions and royalties	12,138	12,953
Interest rate swap derivative	6,707	9,701
Other accrued liabilities	37,641	47,286
	$80,209	$90,608